INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Raw materials	$ 2,070	$ 2,387
Work in process	9	282
Finished goods and spare parts	15,547	8,685
Total	$ 17,626	$ 11,354